Cover Page	12 Months Ended
Dec. 31, 2024 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-33867
Entity Registrant Name	TEEKAY TANKERS LTD.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	2nd Floor
Entity Address, Address Line Two	Swan Building
Entity Address, Address Line Three	26 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Title of 12(b) Security	Class A common shares, par value of $0.01 per share
Trading Symbol	TNK
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	KPMG LLP
Auditor Location	Vancouver BC, Canada
Auditor Firm ID	85
Entity Central Index Key	0001419945
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Financial Statement Error Correction [Flag]	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	2nd Floor
Entity Address, Address Line Two	Swan Building
Entity Address, Address Line Three	26 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Contact Personnel Name	N. Angelique Burgess
City Area Code	441
Local Phone Number	298-2530
Contact Personnel Fax Number	(441) 292-3931
Class A
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	29,734,640
Class B
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	4,625,997